Acquisitions - Retail Propane Businesses (Details) $ in Thousands					3 Months Ended	12 Months Ended
	May 14, 2019 USD ($)	Apr. 10, 2019 USD ($)	Apr. 03, 2019 USD ($)	Jul. 10, 2018 facility	Jun. 30, 2018 USD ($) facility	Mar. 31, 2019 USD ($)	Jul. 09, 2018
Business Acquisition
Total consideration to acquire businesses	$ 892,500	$ 53,000	$ 13,000
Retail Propane Business 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Total consideration to acquire businesses					$ 19,100
Number of businesses sold | facility					3
Retail Propane Company
Business Acquisition
Ownership interest acquired							40.00%
Retail Propane Business 2018 Acquisitions Acquisition Accounting In Process
Business Acquisition
Number of businesses sold | facility				4
Redeemable noncontrolling interest
Business Acquisition
Total consideration to acquire remaining interest						$ 12,830
Redeemable noncontrolling interest | Retail Propane Company
Business Acquisition
Total consideration to acquire remaining interest						$ 12,800